STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities
Net Loss	$ (12,971,424)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of derivative warrant liabilities	12,110,000
Offering costs allocated to derivative warrant liabilities	749,253
Payment of formation costs through issuance of Class B ordinary shares	5,000
Interest earned on marketable securities held in Trust Account	(1,973)
Changes in operating assets and liabilities
Prepaid expenses	(237,088)
Net cash used in operating activities	(346,232)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into Trust Account	(232,300,000)
Net cash used in investing activities	(232,300,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid and reimbursements	226,150,000
Proceeds from sale of Private Placement Warrants	8,900,000
Repayment of promissory note - related party	(124,826)
Payment of offering costs	(372,594)
Net cash provided by financing activities	234,552,580
Net decrease in cash	1,906,348
Cash - end of period	1,906,348
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities in connection with initial public offering	22,529,000
Deferred underwriting fee payable	8,050,000
Accrued offering costs	49,934
Offering costs paid by Sponsor in exchange for Founder Shares	20,000
Offering costs paid directly through Note payable	$ 124,826